Earnings Per Share - Basic and Diluted Earning Per Share (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net income used in calculating earnings per share-basic and diluted	¥ 394,104,841	$ 57,320,172	¥ 285,400,182	¥ 265,973,599
Common Class A
Weighted average shares outstanding
Weighted average shares outstanding basic and diluted	62,860,578	62,860,578	48,635,252	48,635,252
Allocation of undistributed earnings — basic and diluted:
Allocation of undistributed earnings - basic and diluted	¥ 249,863,114	$ 36,341,083	¥ 151,944,981	¥ 141,602,409
Basic and diluted earnings per share:
Basic and diluted earnings per share | (per share)	¥ 3.97	$ 0.58	¥ 3.12	¥ 2.91
Common Class B
Weighted average shares outstanding
Weighted average shares outstanding basic and diluted	36,288,343	36,288,343	42,716,957	42,716,957
Allocation of undistributed earnings — basic and diluted:
Allocation of undistributed earnings - basic and diluted	¥ 144,241,727	$ 20,979,089	¥ 133,455,201	¥ 124,371,190
Basic and diluted earnings per share:
Basic and diluted earnings per share | (per share)	¥ 3.97	$ 0.58	¥ 3.12	¥ 2.91